FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Price Risk - Natural Gas Instruments (Details) - Gas	12 Months Ended
Dec. 31, 2017 MMcf / d $ / Mcf
Purchased | Jan 1, 2018 - Mar 31, 2018, NYMEX | Put
Risk Management
Volume | MMcf / d	30.0
Weighted average price | $ / Mcf	2.75
Purchased | Apr 1, 2018 - Oct 31, 2018, NYMEX | Put
Risk Management
Volume | MMcf / d	40.0
Weighted average price | $ / Mcf	2.75
Purchased | Nov 1, 2018 - Dec 31, 2018, NYMEX | Put
Risk Management
Volume | MMcf / d	30.0
Weighted average price | $ / Mcf	2.75
Sold | Jan 1, 2018 - Mar 31, 2018, NYMEX | Call
Risk Management
Volume | MMcf / d	30.0
Weighted average price | $ / Mcf	3.47
Sold | Apr 1, 2018 - Oct 31, 2018, NYMEX | Call
Risk Management
Volume | MMcf / d	40.0
Weighted average price | $ / Mcf	3.38
Sold | Nov 1, 2018 - Dec 31, 2018, NYMEX | Call
Risk Management
Volume | MMcf / d	30.0
Weighted average price | $ / Mcf	3.47